Financial risk management (Details) - Schedule of fair value of the credits from the sale of the farm	12 Months Ended
Jun. 30, 2022
Financial risk management (Details) - Schedule of fair value of the credits from the sale of the farm [Line Items]
Description	Receivables from sale of farm
Evaluation method	Discounted cash flow
Significant non-observable inputs	Premium (or Basis)
Variation of non-observable inputs	(0.15) – 0.55 USD/bu
Sensitivity of inputs to fair value	The increase or decrease of 0.20 USD/bu in the premium (or basis) paid for the soybean would result in an impact of R$7,541. An increase or decrease of 1.4% in the receivables from the farm.
Level 3 of fair value hierarchy [member]
Financial risk management (Details) - Schedule of fair value of the credits from the sale of the farm [Line Items]
Description	Payables related to the acquisition of Serra Grande Farm
Evaluation method	Discounted cash flow
Significant non-observable inputs	Premium (or Basis)
Variation of non-observable inputs	(0.15) – 0.55 USD/bu
Sensitivity of inputs to fair value	The increase or decrease of 0.20 USD/bu in the premium (or basis) paid for the soybean would result in an impact of R$120. An increase or decrease of 1.5% in payables for the farm.